Stock-Based Compensation Expense - Schedule Of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted stock units [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	53,900,000
Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	0
Granted	53,936,290
Canceled	(21,619)
Forfeited	(676,280)
Number of Shares, Ending Balance	53,238,391
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 0
Granted | $ / shares	$ 6.88
Canceled	(8.16)
Forfeited | $ / shares	$ (7.57)
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 6.87